Income Tax (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Income Tax
Net loss before taxes	$ (1,512,918)	$ (3,621,884)	$ (2,898,510)
Statutory rate	27.00%	27.00%	27.00%
Expected tax recovery	$ (408,488)	$ (977,909)	$ (782,598)
Foreign tax rate differences	(1,565)	(51,614)	2,472
Permanent differences and other	(28,319)	(123,593)	(152,792)
Share-based payments	45,833	551,753	135,071
Change in deferred tax assets not recognized	392,539	601,363	797,847
Income tax expense	$ 0	$ 0	$ 0